share-based compensation - TELUS Corp restricted share units activity (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021 EquityInstruments $ / shares	Jun. 30, 2021 EquityInstruments $ / shares	Jun. 30, 2021 EquityInstruments $ / shares	Jun. 30, 2021 EquityInstruments $ / shares
Restricted share units without market performance conditions
Number of restricted share units - Non-vested
Outstanding, beginning of period	8,943,373	8,943,373	6,017,285	6,017,285
Granted - Initial award	73,674	73,674	2,984,181	2,984,181
In lieu of dividends	108,699	108,699	181,106	181,106
Vested during the period	(14,055)	(14,055)	(24,004)	(24,004)
Forfeited	(82,212)	(82,212)	(129,089)	(129,089)
Outstanding, end of period	9,029,479	9,029,479	9,029,479	9,029,479
Number of restricted share units - vested
Outstanding, beginning of period	29,581	29,581	29,870	29,870
In lieu of dividends	363	363	728	728
Vested	14,055	14,055	24,004	24,004
Settled in cash	(14,463)	(14,463)	(25,066)	(25,066)
Outstanding, end of period	29,536	29,536	29,536	29,536
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 24.96		$ 24.55
Outstanding, beginning of period, vested | $ / shares	24.59		24.58
Granted - Initial award | $ / shares	26.79		25.83
In lieu of dividends | $ / shares	25.38		25.41
Vested | $ / shares	25.13		24.87
Settled in cash | $ / shares	24.88		24.70
Forfeited | $ / shares	24.79		24.77
Outstanding, end of period, non-vested | $ / shares	24.98		24.98
Outstanding, end of period, vested | $ / shares	$ 24.60		$ 24.60
Number of Rsu's	29,536	29,536	29,536	29,536
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period	2,039,588	2,039,588	1,383,642	1,383,642
Granted - Initial award	657,525	657,525	1,327,817	1,327,817
Forfeited	(9,766)	(9,766)	(24,112)	(24,112)
Outstanding, end of period	2,322,197	2,322,197	2,322,197	2,322,197
Number of restricted share units - vested
Vested	365,150	365,150	365,150	365,150
Weighted average grant-date fair value
Granted - Initial award | $ / shares		$ 29.17		$ 27.06
Vested | $ / shares		6.18		6.18
Forfeited | $ / shares		$ 8.47		$ 7.37